Other operating income and expenses - (Tables)	12 Months Ended
Dec. 31, 2024
Other operating income and expenses
Schedule of other operating income and expenses

	Years ended December 31,
In thousands of euros	2022	2023	2024
Reversal of provisions - tax litigation	180	—	—
Reversal of provisions - AMR penalties	114	—	—
Disposals of financial assets	—	—	160
Total other operating income	294	—	160
Disposals of assets	(9)	—	(10)
Impairment of fixed assets	—	—	(1,787)
Inventory impairment	—	—	(372)
Penalties	—	—	(40)
Late payment interest on CIR 2013-2015	(123)	—	—
Transaction costs	(121)	(44)	(1,560)
Total other operating expenses	(254)	(44)	(3,769)
Other operating income (expenses)	40	(44)	(3,609)